Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) $ / shares in Units, Unit_pure in Thousands, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding | shares	88.0
Options vested | shares	68.6
Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants	3 years 7 months 6 days
Ambev [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 3.29		R$ 15.95
Ambev [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 6.78		R$ 32.81
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 102	$ 293
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	33,700	49,300
Share-based compensation grant date fair value	$ 93	$ 148
Deferred stock unit plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	47	44
Share-based compensation grant date fair value	$ 1	$ 1
Ambev ShareBased Compensation Program [Member] | Bottom of range [member] | 2018 Share-Based Compensation Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Ambev ShareBased Compensation Program [Member] | Top of range [member] | 2018 Share-Based Compensation Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years